Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue.
Schedule of collaboration revenue

	Six month period
	ended June 30,
	2023	2022
	€1,000	€1,000

Eli Lilly collaboration revenue	1,860	1,703
Yarrow collaboration revenue	-	357
	1,860	2,060